Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Wholesale Lending Sector | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,434	$ 11,242
ECL coverage	31.30%	33.70%
Wholesale Lending Sector | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,571	$ 3,137
ECL coverage	23.70%	27.40%
Wholesale Lending Sector | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 808	$ 1,109
ECL coverage	63.40%	41.30%
Wholesale Lending Sector | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,185	$ 2,011
ECL coverage	4.50%	4.20%
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,340,873	$ 2,251,833
IFRS 9 | Wholesale Lending Sector | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 960,350	$ 945,329
ECL coverage	0.50%	0.60%
IFRS 9 | Wholesale Lending Sector | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 201,315	$ 205,537
ECL coverage	0.70%	0.80%
IFRS 9 | Wholesale Lending Sector | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 200,251	$ 193,659
ECL coverage	0.40%	0.30%
IFRS 9 | Wholesale Lending Sector | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 140,799	$ 140,586
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 861,259	$ 855,444
Collateral value	$ 25,824	$ 23,857
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 180,491	$ 174,429
Collateral value	$ 3,809	$ 3,250
ECL coverage	0.20%	0.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 169,516	$ 180,931
Collateral value	$ 9,616	$ 10,263
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 129,370	$ 129,105
Collateral value	$ 1,337	$ 912
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 680,079	$ 673,589
ECL coverage	0.10%	0.10%
Change in collateralised status, financial assets and off-balance sheet loan commitments	$ 130,000
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 132,197	$ 137,269
ECL coverage	0.20%	0.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 116,536	$ 122,259
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 112,911	$ 116,001
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 128,290	$ 127,443
ECL coverage	0.10%	0.10%
Change in collateralised status, financial assets and off-balance sheet loan commitments	$ (105,000)
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,172	$ 30,492
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,818	$ 36,730
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,830	$ 11,229
ECL coverage	0.00%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 52,890	$ 54,412
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,122	$ 6,668
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,162	$ 21,942
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,629	$ 1,875
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48,012	$ 39,509
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,831	$ 8,519
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,009	$ 12,032
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,326	$ 4,686
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,891	$ 49,518
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,903	$ 9,275
ECL coverage	0.20%	0.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,783	$ 14,264
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,717	$ 2,424
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,072	$ 12,627
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,399	$ 3,201
ECL coverage	0.20%	0.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,697	$ 4,567
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 130	$ 318
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,315	$ 25,789
ECL coverage	0.00%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,039	$ 9,497
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,329	$ 5,867
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,657	$ 3,801
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 91,129	$ 81,720
Collateral value	$ 3,669	$ 2,324
ECL coverage	1.10%	1.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,973	$ 28,473
Collateral value	$ 370	$ 339
ECL coverage	2.10%	1.60%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,010	$ 11,877
Collateral value	$ 1,801	$ 971
ECL coverage	0.60%	0.40%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,121	$ 11,279
Collateral value	$ 53	$ 16
ECL coverage	0.90%	1.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,540	$ 61,464
ECL coverage	1.20%	1.10%
Change in collateralised status, financial assets and off-balance sheet loan commitments	$ 14,000
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,318	$ 21,035
ECL coverage	2.20%	1.70%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,308	$ 6,212
ECL coverage	0.70%	0.40%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,129	$ 10,085
ECL coverage	0.90%	1.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,126	$ 13,633
ECL coverage	0.80%	1.20%
Change in collateralised status, financial assets and off-balance sheet loan commitments	$ (12,000)
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,139	$ 5,645
ECL coverage	1.80%	1.50%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,934	$ 3,378
ECL coverage	0.60%	0.50%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 868	$ 1,131
ECL coverage	0.80%	9.30%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,463	$ 6,623
ECL coverage	0.80%	0.70%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,516	$ 1,793
ECL coverage	1.40%	1.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,768	$ 2,287
ECL coverage	0.40%	0.30%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 124	$ 63
ECL coverage	1.60%	1.60%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,081	$ 5,109
ECL coverage	0.90%	1.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,208	$ 2,047
ECL coverage	2.00%	1.70%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,845	$ 1,421
ECL coverage	0.60%	0.40%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 303	$ 342
ECL coverage	0.30%	0.60%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,482	$ 4,950
ECL coverage	0.90%	1.30%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,111	$ 2,154
ECL coverage	1.80%	1.80%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,580	$ 1,290
ECL coverage	0.70%	0.60%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 465	$ 467
ECL coverage	1.10%	0.60%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,684	$ 1,399
ECL coverage	0.90%	1.80%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 282	$ 496
ECL coverage	2.10%	1.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,646	$ 391
ECL coverage	0.50%	0.50%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 47	$ 85
ECL coverage	2.10%	1.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,879	$ 2,175
ECL coverage	0.60%	0.80%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 538	$ 948
ECL coverage	1.30%	0.40%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,863	$ 276
ECL coverage	0.20%	0.40%
IFRS 9 | Wholesale Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53	$ 237
ECL coverage	0.00%	1.70%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,614	$ 7,847
Collateral value	$ 693	$ 580
ECL coverage	43.20%	44.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,762	$ 2,627
Collateral value	$ 192	$ 132
ECL coverage	27.60%	31.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 677	$ 782
Collateral value	$ 34	$ 38
ECL coverage	70.00%	52.70%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 308	$ 202
Collateral value	$ 65	$ 55
ECL coverage	13.60%	10.90%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,768	$ 5,240
ECL coverage	49.20%	50.20%
Change in collateralised status, financial assets and off-balance sheet loan commitments	$ 300
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,899	$ 1,882
ECL coverage	33.00%	38.80%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 504	$ 478
ECL coverage	83.50%	81.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 1
ECL coverage	50.00%	100.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,479	$ 1,460
ECL coverage	22.40%	22.90%
Change in collateralised status, financial assets and off-balance sheet loan commitments	$ (100)
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 494	$ 517
ECL coverage	12.60%	6.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86	$ 146
ECL coverage	12.80%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 214	$ 130
ECL coverage	0.00%	13.80%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,367	$ 1,147
ECL coverage	44.80%	43.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 369	$ 228
ECL coverage	20.10%	21.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87	$ 158
ECL coverage	48.30%	15.20%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 92	$ 71
ECL coverage	44.60%	31.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 335	$ 361
ECL coverage	35.20%	36.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103	$ 133
ECL coverage	17.50%	10.50%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 11
ECL coverage	33.30%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 4
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 352	$ 328
ECL coverage	24.40%	9.80%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 198	$ 179
ECL coverage	8.60%	1.70%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21	$ 62
ECL coverage	4.80%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 373	$ 427
ECL coverage	23.60%	24.60%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 101	$ 131
ECL coverage	20.80%	13.70%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40	$ 32
ECL coverage	7.50%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 419	$ 344
ECL coverage	9.10%	19.80%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 92	$ 74
ECL coverage	7.60%	8.10%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16	$ 41
ECL coverage	25.00%	0.00%
IFRS 9 | Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 212	$ 126
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 348	$ 318
Collateral value	$ 57	$ 38
ECL coverage	30.50%	59.20%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 89	$ 8
Collateral value	$ 19	$ 3
ECL coverage	36.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48	$ 69
Collateral value	$ 30	$ 34
ECL coverage	58.30%	50.70%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 223	$ 232
ECL coverage	32.70%	66.80%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32	$ 0
ECL coverage	96.90%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7	$ 25
ECL coverage	0.00%	20.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 37
ECL coverage	3.60%	2.70%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 9
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 97	$ 49
ECL coverage	33.00%	63.30%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 57	$ 8
ECL coverage	1.80%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 31	$ 35
ECL coverage	90.30%	85.70%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 1
ECL coverage	50.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 22
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 14
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 9
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale Lending Sector | POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%